Common Shares - Narrative (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	May 31, 2020 USD ($)	Oct. 22, 2019 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Jun. 01, 2020	May 11, 2020 shares	Nov. 15, 2019 shares	Jan. 18, 2019 shares	Oct. 12, 2018 shares	Dec. 31, 2017 shares
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.01
Common Stock, Value, Issued			$ 859	$ 809
Paid-in capital			1,803,431	1,717,144
Treasury Stock, Value			$ (73,444)	(56,720)
Treasury Stock, Common, Shares | shares			1,934,092
Entity Common Stock, Shares Outstanding (in shares) | shares			11,310,073
Preferred Stock, Shares Authorized | shares			50,000,000
Payments for Repurchase of Common Stock			$ 16,724	$ 0	$ 45,716
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased | shares					33,300,000
Stock Repurchase Program, Authorized Amount			$ 50,000
Common Stock, Dividends, Per Share, Cash Paid | $ / shares			$ 0.35	$ 0.80
Dividends paid			$ 3,234	$ 5,748	$ 6,042
Dividends			$ 3,234
Stock Issued During Period, Shares, Issued for Services | shares			4,715,000		159,259
Stock Issued During Period, Value, Issued for Services			$ 82,256		$ 0
Number of vessels owned			41	56
Sale of Stock, Number of Shares Issued in Transaction | shares		1
Investment Owned, Balance, Shares | shares			2,160,000	4,400,000			2,160,000	4,400,000	5,400,000	54,100,000
Shares Issued, Price Per Share | $ / shares			$ 18.46
Proceeds from Issuance of Common Stock			$ 82,254	$ 0	0
Issuance of restricted stock, net of forfeitures | shares			1,100,000
Stock Repurchased and Retired During Period, Value			$ 16,700
Accelerated Share Repurchases, Final Price Paid Per Share | $ / shares			$ 15.52
Equity Investment Sale | shares							2,250,000
Proceeds from Sale of Equity Method Investments	$ 42,700		$ 42,711	1,547	0
Entity Central Index Key			0001587264
Document Period End Date			Dec. 31, 2020
Current Fiscal Year End Date			--12-31
Scorpio Services Holding Limited
Class of Stock [Line Items]
Equity issued to related party | shares			950,000
Equity ownership by related party			0.200			0.161
Ultramax
Class of Stock [Line Items]
Number of vessels owned			28
Paid-in Capital
Class of Stock [Line Items]
Dividends			$ (3,234)	$ 33,699	6,042
Stock Issued During Period, Value, Issued for Services			$ 82,209		$ (16)
Common Stock
Class of Stock [Line Items]
Common Stock, Shares, Outstanding | shares			11,310,073	7,248,295	7,121,725						7,490,236
Dividends					$ 0
Stock Issued During Period, Shares, Issued for Services | shares					0
Stock Issued During Period, Value, Issued for Services			$ 47		$ 16
Issuance of restricted stock, net of forfeitures | shares				126,570